Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Current assets:
Cash and cash equivalents	$ 125.0	$ 208.5
Restricted cash and cash equivalents	5.0	5.0
Restricted cash and cash equivalents - Asbestos	141.9	104.9
Restricted short-term investments - Asbestos	119.7	26.6
Accounts and other receivables, net	398.4	333.2
Inventories	279.7	218.3
Prepaid expenses and other current assets	43.2	38.9
Insurance receivable - Asbestos	7.9	6.6
Workers’ compensation - Asbestos	3.2	1.6
Total current assets	1,124.0	943.6
Property, plant and equipment, net	1,457.0	1,372.3
Operating lease right-of-use-assets	57.8	46.4
Finance lease right-of-use-assets	2.3	2.7
Goodwill	199.5	209.3
Intangible assets, net	162.8	173.9
Insurance receivable - Asbestos	37.8	42.9
Workers’ compensation - Asbestos	18.6	20.3
Deferred income taxes	819.2	906.8
Deferred income taxes - Asbestos	360.1	367.4
Other assets	4.1	3.4
Total assets	4,243.2	4,089.0
Current liabilities:
Accounts payable and accrued liabilities	458.0	307.0
Accrued payroll and employee benefits	116.6	112.5
Operating lease liabilities	12.5	7.8
Finance lease liabilities	1.1	1.0
Accrued product warranties	6.7	6.0
Income taxes payable	9.5	6.6
Asbestos liability	132.9	122.2
Workers’ compensation - Asbestos	3.2	1.6
Dividends payable	0.0	303.7
Other liabilities	29.4	32.7
Total current liabilities	769.9	901.1
Long-term debt	877.3	858.6
Deferred income taxes	86.9	86.3
Operating lease liabilities	63.1	53.3
Finance lease liabilities	1.5	1.9
Accrued product warranties	31.0	33.6
Income taxes payable	2.3	4.7
Asbestos liability	1,010.8	1,013.6
Workers’ compensation - Asbestos	18.6	20.3
Other liabilities	48.9	54.8
Total liabilities	2,910.3	3,028.2
Commitments and contingencies (Note 14)
Shareholders’ equity:
Common stock, Euro 0.59 par value, 2.0 billion shares authorized; 445,348,933 shares issued and outstanding at 31 March 2022 and 444,288,874 shares issued and outstanding at 31 March 2021	232.1	231.4
Additional paid-in capital	230.4	224.6
Retained earnings	892.4	611.4
Accumulated other comprehensive loss	(22.0)	(6.6)
Total shareholders’ equity	1,332.9	1,060.8
Total liabilities and shareholders’ equity	$ 4,243.2	$ 4,089.0